Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 69,129,765	S/ 64,308,282
Total regulatory capital	11,076,092	10,239,304
Basic regulatory capital (Level 1)	8,641,287	7,892,361
Supplementary regulatory capital (Level 2)	S/ 2,434,805	S/ 2,346,943
Global capital to regulatory capital ratio	16.02%	15.92%